Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital [abstract]
Schedule of Share Capital Number and Amount Outstanding

	2018		2017
	Number	Amount	Number	Amount
Balance at January 1,	15,436,879	$387,746	12,544,960	$365,923
Adjustment for partial shares on share consolidation	–	–	(1)	–
Issuance of common shares	–	–	2,682,742	19,725
Warrants exercised (note 17)	–	–	200,575	1,966
Issuance of common shares on vesting of performance share units (note 22)	4,204	96	4,203	96
Issuance of common shares on exercise of stock options (note 22)	6,400	69	4,400	36
At December 31,	15,447,483	$387,911	15,436,879	$387,746